STOCKHOLDERS' EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options outstanding, beginning	3,000,000	3,093,120	93,120
Options granted			3,000,000
Options expired	(2,000,000)	(93,120)
Options outstanding, ending	1,000,000	3,000,000	3,093,120
Options vested, beginning	3,000,000	1,954,230	93,120
Options granted			0
Options vested, ending	1,000,000	3,000,000	1,954,230
Vesting period in months	12 months
Exercise price outstanding and exercisable, beginning	$ 0.10
Exercise price granted			$ 0.10
Exercise price options expired
Exercise price outstanding and exercisable, ending	$ 0.10	$ 0.10
Options expired, expiration date		Dec. 31, 2019
Expiration date		Mar. 20, 2021
Minimum
Vesting period in months		12 months	12 months
Exercise price outstanding and exercisable, beginning		$ 0.05	$ 0.05
Exercise price options expired		$ 0.05
Exercise price outstanding and exercisable, ending			$ 0.05
Granted expiration date			Feb. 28, 2180
Expiration date	Mar. 01, 2020		Dec. 31, 2019
Maximum
Vesting period in months		18 months	18 months
Exercise price outstanding and exercisable, beginning		$ 0.22	$ 0.22
Exercise price options expired		$ 0.22
Exercise price outstanding and exercisable, ending			$ 0.22
Granted expiration date			Mar. 20, 2021
Expiration date	Mar. 21, 2021		Mar. 20, 2021